Cash flow disclosures - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	$ 1,126,658	$ 1,486,445
Adjustment On Adoption of IFRS 16	(1,715)
Cash flows	27,688	(393,344)
Foreign exchange adjustments	(33,648)	(60,824)
Other non-cash movements	89,361	94,381
Balances	1,208,344	1,126,658
Bank and financial borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	446,007	765,330
Cash flows	121,830	(308,547)
Foreign exchange adjustments	(34,347)	(55,935)
Other non-cash movements	41,792	45,159
Balances	575,282	446,007
Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	678,936	682,415
Cash flows	(94,142)	(48,153)
Foreign exchange adjustments	699	(3,624)
Other non-cash movements	47,569	48,298
Balances	633,062	678,936
Loans with related parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	0	34,651
Adjustment On Adoption of IFRS 16	0
Cash flows	0	(34,980)
Foreign exchange adjustments	0
Other non-cash movements	0	329
Balances	0	0
Others
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	1,715	4,049
Adjustment On Adoption of IFRS 16	$ (1,715)
Cash flows		(1,664)
Foreign exchange adjustments		(1,265)
Other non-cash movements		595
Balances		$ 1,715